INTANGIBLES (Details)	12 Months Ended
Dec. 31, 2017
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Design Marks and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years